Loans and Debentures (Long-term loans from banks and others) (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Mar. 31, 2021 ILS (₪)	Dec. 31, 2020 ILS (₪)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 ILS (₪)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 ILS (₪)	May 31, 2020 USD ($)	May 31, 2020 ILS (₪)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 ILS (₪)	Feb. 28, 2020 USD ($)	Feb. 28, 2020 ILS (₪)	Jan. 31, 2020 USD ($)	Jan. 31, 2020 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Jun. 30, 2019	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Jul. 31, 2016 USD ($)	Jul. 31, 2016 ILS (₪)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 918,305	$ 918,305																$ 622,258
OPC [Member]
Disclosure of detailed information about borrowings [line items]
Cumulative repayment amount of guarantee	$ 9,000
NIS | OPC [Member]
Disclosure of detailed information about borrowings [line items]
Cumulative repayment amount of guarantee | ₪		₪ 30,000
OPC Rotem Ltd Lenders Consortium (E) [Member]
Disclosure of detailed information about borrowings [line items]
Reserve account			23,000	23,000																22,000
Amount used from guarantee			2,000	2,000
OPC Rotem Ltd Lenders Consortium (E) [Member] | Credit facilities from Bank Leumi [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 7,000	$ 7,000
OPC Rotem Ltd Lenders Consortium (E) [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Reserve account | ₪							₪ 74,000														₪ 76,000
Amount used from guarantee | ₪							8,000
OPC Rotem Ltd Lenders Consortium (E) [Member] | NIS | Credit facilities from Bank Leumi [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings | ₪							₪ 21,000
OPC Rotem Ltd Lenders Consortium (E) [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate			4.90%	4.90%			4.90%
OPC Rotem Ltd Lenders Consortium (E) [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate			5.40%	5.40%			5.40%
Rotem [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees																							$ 16,000
Rotem [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Corporate guarantees | ₪																								₪ 58,000
OPC [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings										$ 124,000
Corporate guarantees			$ 9,000	$ 9,000								$ 16,000				$ 4,000				13,000
Secured deposit												$ 8,000
OPC [Member] | Hadera Financing Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,000
OPC [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Borrowings | ₪											₪ 400,000
Corporate guarantees | ₪							₪ 29,000						₪ 50,000				₪ 12,000				46,000
Secured deposit | ₪													₪ 25,000
OPC [Member] | NIS | Hadera Financing Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings | ₪						₪ 15,000
Veridis [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees			5,000	5,000												$ 1,000				3,000
Veridis [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Corporate guarantees | ₪							15,000										₪ 3,000				12,000
Hadera Financing Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Face amount																									$ 290,000
Hadera Financing Agreement [Member] | CPI linked [Member]
Disclosure of detailed information about borrowings [line items]
Amount of withdrew			$ 20,000	$ 20,000
Hadera Financing Agreement [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Face amount | ₪																										₪ 1,006,000
Hadera Financing Agreement [Member] | NIS | CPI linked [Member]
Disclosure of detailed information about borrowings [line items]
Amount of withdrew | ₪							₪ 64,000
Hadera Financing Agreement [Member] | Bottom of range [member] | Interest Rate Adjustment [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate			4.70%	4.70%			4.70%
Hadera Financing Agreement [Member] | Bottom of range [member] | CPI linked [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate			3.10%	3.10%			3.10%
Hadera Financing Agreement [Member] | Top of range [Member] | Interest Rate Adjustment [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate			5.40%	5.40%			5.40%
Hadera Financing Agreement [Member] | Top of range [Member] | CPI linked [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate			3.90%	3.90%			3.90%
OPC Tzomet [Member]
Disclosure of detailed information about borrowings [line items]
Face amount																				397,000
Maturity			End of 19 years from the commencement date of the commercial operation or 23 years from the signing date of Tzomet’s Financing Agreement (however not later than December 31, 2042).
Amount of withdrew			$ 58,000	$ 58,000
OPC Tzomet [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Face amount | ₪																					1,372,000
Nominal annual interest rate			0.95%	0.95%			0.95%
Amount of withdrew | ₪							₪ 187,000
Investment of shareholders equity in OPC Tzomet [Member]
Disclosure of detailed information about borrowings [line items]
Total investment																				91,000
Investment of shareholders equity in OPC Tzomet [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Total investment | ₪																					293,000
OPC invested in OPC Tzomet [Member]
Disclosure of detailed information about borrowings [line items]
Total investment																				$ 65,000
OPC invested in OPC Tzomet [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Total investment | ₪																					₪ 208,000
OPC Guarantee in OPC Tzomet [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees			$ 26,000	$ 26,000
OPC Guarantee in OPC Tzomet [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Corporate guarantees | ₪							85,000
Credit Framework Agreement by OPC [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			13,000	13,000														$ 53,000
Credit Framework Agreement by OPC [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Borrowings | ₪							43,000												₪ 169,000
Loan from Bank Mizrahi Tafahot Ltd. by OPC [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate														1.25%	1.25%
Borrowings														$ 16,000
Loan from Bank Mizrahi Tafahot Ltd. by OPC [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Borrowings | ₪															₪ 50,000
Credit Framework Agreement with Harel by OPC [Member]
Disclosure of detailed information about borrowings [line items]
Percentage increase in interest rate on loan										2.00%	2.00%
Borrowings										$ 124,000
Credit Framework Agreement with Harel by OPC [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Borrowings | ₪											₪ 400,000
Credit Framework Agreement with Harel by OPC [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate										2.55%	2.55%
Credit Framework Agreement with Harel by OPC [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate										2.75%	2.75%
Working capital framework agreement with Bank Mizrahi by OPC [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate								0.90%	0.90%
Borrowings								$ 23,000
Working capital framework agreement with Bank Mizrahi by OPC [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Borrowings | ₪									₪ 75,000
Hedge agreement [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of hedge																						80.00%
Increase derivative financial liabilities				13,000
Fair value of the Derivative			15,000	15,000
Deposits held as collateral			$ 11,000	$ 11,000
Hedge agreement [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Increase derivative financial liabilities | ₪					₪ 42,000
Fair value of the Derivative | ₪							48,000
Deposits held as collateral | ₪							₪ 35,000
Hedge agreement [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate																						1.70%
Hedge agreement [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate																						1.76%